Significant Accounting Policies - Segments (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2026 segment	Dec. 31, 2025 USD ($) segment shares	Dec. 31, 2024 USD ($)
Significant Accounting Policies
Number of share to be converted on vesting of each RSU | shares		1
Advertising costs | $		$ 0.1	$ 0.2
Research and development tax credits | $		$ 0.0	$ 0.2
Number of operating segments | segment	1	1
Number of reportable segments | segment	1	1